Operating Lease (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Schedule of supplemental balance sheet information related to leases
Operating lease right-of-use assets	$3,404,861

Lease liabilities, current portion	$664,043
Lease liabilities, long-term	2,803,203
Total operating lease liabilities	$3,467,246

Weighted average remaining lease term (months)	57

Weighted average discount rate	5.9%

Operating lease right-of-use asset	$1,578,235

Lease liability, current portion	$450,712
Lease liability, long-term	1,127,523
Total operating lease liability	$1,578,235

Weighted average remaining lease term (months)	39

Weighted average discount rate	6.5%

Schedule of maturities of the lease liability
2021 (remainder of year)	$604,279
2022	923,945
2023	933,493
2024	538,041
2025	413,168
Thereafter	565,936
Total lease payments	$3,978,862
Less imputed interest	(511,616)
Total lease liability	$3,467,246

2021	$540,000
2022	540,000
2023	540,000
2024	135,000
Total lease payments	$1,755,000

Less imputed interest	(176,765)
Total lease liability	$1,578,235